Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax) (Detail) - Fair value hedges - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Foreign exchange contracts | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	¥ (6,578)	¥ (2,155)	¥ (10,635)	¥ (1,474)
Foreign exchange contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	9	7	17	14
Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	0	0	0	0
Options held/written and other | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	0	0	0	0
Options held/written and other | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	0	0	0	0
Options held/written and other | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	¥ 10	¥ 14	¥ 25	¥ 27